EX-1
FORM ABS-15G Wells Fargo Asset Securities Corporation
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Asset Class	Date Of Formation
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)	(y)	(z)
Residential Mortgages-Non-Prime																								Residential Mortgages-Non-Prime
Wells Fargo Alternative Loan 2005-2 Trust CIK # 1342885	X	Wells Fargo	1,628	$344,994,234.40	100.00%	1	$72,526.40	0.50%	0	$.00	0.00%	1	$72,526.40	0.50%	0	$.00	0.00%	0	$.00	0.00%	0	$.00	0.00%	Residential Mortgages-Non-Prime	10/21/2005
Wells Fargo Alternative Loan 2005-2 Trust CIK # 1342885	TOTAL		1,628	$344,994,234.40	100.00%	1	$72,526.40		0	$.00		1	$72,526.40		0	$.00		0	$.00		0	$.00		Residential Mortgages-Non-Prime	10/21/2005
Residential Mortgages-Non-Prime	TOTAL		1,628	$344,994,234.40	100.00%	1	$72,526.40		0	$.00		1	$72,526.40		0	$.00		0	$.00		0	$.00		Residential Mortgages-Non-Prime
	GRAND TOTALS		1,628	$344,994,234.40		1	$72,526.40		0	$.00		1	$72,526.40		0	$.00		0	$.00		0	$.00